Certain Risks and Concentration (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)
Risks and Uncertainties [Abstract]
Hong kong deposit protection board insured limits	$ 64,000	$ 500,000
United states federal deposit insurance corporation coverage limit	250,000
Uninsured of hong kong deposit insurance limitation	$ 7,347,861		$ 11,635,998